Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets:
Cash and cash equivalents	$ 46,801,000	$ 25,764,000	$ 29,289,000
Restricted cash	62,000	62,000	62,000
Trade accounts receivable, net of allowance for expected credit losses of $836 and $836, respectively	2,308,000	1,302,000	3,390,000
Contract assets	11,706,000	6,979,000	1,844,000
Prepaid and other current assets	4,726,000	6,885,000	1,186,000
Total current assets	65,603,000	40,992,000	35,771,000
Property and equipment, net	29,445,000	21,176,000	5,849,000
Operating lease right-of-use assets	4,651,000	4,829,000	1,829,000
Deferred income taxes	7,000	7,000
Total assets	99,706,000	67,004,000	43,449,000
Liabilities, Redeemable Ordinary Shares and Shareholders’ Equity
Accounts payable	18,262,000	6,081,000	2,658,000
Accounts payable – affiliated companies	612,000	442,000	218,000
Current maturities of long-term debt	16,099,000	16,098,000	12,108,000
Contract liabilities, current	50,069,000	56,656,000	49,629,000
Operating lease liabilities, current	757,000	725,000	514,000
Other current liabilities	22,257,000	15,178,000	3,292,000
Total current liabilities	108,056,000	95,180,000	68,419,000
Long-term debt, net of current maturities	3,868,000	3,863,000
Contract liabilities, non-current	635,000	2,188,000	10,530,000
Operating lease liabilities, non-current	4,903,000	5,078,000	2,371,000
Simple Agreements for Future Equity (“SAFE Agreements”)		18,314,000	13,973,000
Earn-out liabilities	103,385,000
Other long-term liabilities	4,000
Total liabilities	220,851,000	124,623,000	95,293,000
MEZZANINE EQUITY (DEFICIT)
Series A preferred stock subject to possible redemption, $0.0001 par value, 25,000,000 shares authorized, 26,000 shares issued and outstanding at March 31, 2023	26,155,000
Redeemable noncontrolling interests	736,028,000
Shareholders’ Equity:
Common stock		1,000	1,000
Treasury stock, at cost, 1,250,000 shares at March 31, 2023	(12,825,000)
Paid-in capital		14,967,000	14,337,000
Accumulated deficit	(870,511,000)	(72,587,000)	(66,182,000)
Total shareholders’ deficit	(883,328,000)	(57,619,000)	(51,844,000)
Total liabilities, mezzanine equity and shareholders’ deficit	99,706,000	67,004,000	43,449,000
Inflection Point Acquisition Corp
Assets:
Cash and cash equivalents		14,932	359,610
Prepaid expenses		335,888	475,532
Total current assets		350,820	835,142
Prepaid expenses – noncurrent portion			326,032
Marketable Securities held in Trust Account		334,589,588	329,755,798
Total assets		334,940,408	330,916,972
Liabilities, Redeemable Ordinary Shares and Shareholders’ Equity
Accrued offering costs and expenses		3,695,849	218,421
Due to related party		112,448	1,032
Working Capital Loan		625,000
Total current liabilities		4,433,297	219,453
Deferred underwriting fee			11,541,250
Total liabilities		4,433,297	11,760,703
Class A ordinary share subject to possible redemption, 31,588,011 shares at redemption value		320,719,698	315,880,110
Shareholders’ Equity:
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Paid-in capital		10,292,368	3,590,706
Accumulated deficit		(505,919)	(315,511)
Total shareholders’ deficit		9,787,413	3,276,159
Total liabilities, mezzanine equity and shareholders’ deficit		334,940,408	330,916,972
Class A Common Stock
Shareholders’ Equity:
Common stock	2,000
Class A Common Stock | Inflection Point Acquisition Corp
MEZZANINE EQUITY (DEFICIT)
Series A preferred stock subject to possible redemption, $0.0001 par value, 25,000,000 shares authorized, 26,000 shares issued and outstanding at March 31, 2023		24,538,134
Shareholders’ Equity:
Common stock		139	139
Class B Common Stock
Shareholders’ Equity:
Common stock
Class B Common Stock | Inflection Point Acquisition Corp
Shareholders’ Equity:
Common stock		825	$ 825
Class C Common Stock
Shareholders’ Equity:
Common stock	$ 6,000